Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco International Core Equity Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, Jeff Everett and Bert van der Walt will no longer serve as Portfolio Managers of the Fund. All references to Mr. Everett and Mr. van der Walt in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
The third paragraph from the end of the subsection titled “Portfolio Managers,” under the heading “Fund Management” in the Statutory Prospectus, is deleted in its entirely.
I-ICE-SUMSTATSAI-SUP

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco MSCI World SRI Index Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Su-Jin Fabian	Portfolio Manager	2020

Nils Huter	Portfolio Manager	2018

Robert Nakouzi	Portfolio Manager	2016

Daniel Tsai	Portfolio Manager	2020

Ahmadreza Vafaeimehr	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Deutschland. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Su-Jin Fabian, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
■	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
■	Robert Nakouzi, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco Deutschland and/or its affiliates since 2004.
■	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2000.
■	Ahmadreza Vafaeimehr, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Deutschland and/or its affiliates since 2018. From 2013 to 2018, he was employed by Factset where he served as a quant specialist.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Glen Murphy will no longer serve as Portfolio Manager of the Fund. All references to Mr. Murphy in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
GLRE-SUMSTATSAI-SUP

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Opportunities Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, Rob Mikalachki and Jason Whiting will no longer serve as Portfolio Managers of the Fund. All references to Mr. Mikalachki and Mr. Whiting in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
SOPP-SUMSTATSAI-SUP
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